Employee Benefit Plans (Summary Of Activity Within The Defined Benefit Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets:
Fair value at beginning of measurement period	$ 17,435	$ 14,667
Actual gain (loss) on plan assets	669	(231)
Contributions by employer	0	4,399
Benefits paid	(987)	(1,400)
Fair value at End of measurement period	17,117	17,435	$ 14,667
Change in benefit obligation:
Benefit obligation at beginning of measurement period	(19,700)	(21,390)
Interest cost	(820)	(813)	(836)
Actuarial loss	(263)	334
Defined Benefit Plan, Other Changes	54	769
Benefits paid	987	1,400
Benefit obligation at end of measurement period	(19,742)	(19,700)	$ (21,390)
Funded status	(2,625)	(2,265)
Other comprehensive loss	$ (4,660)	$ (4,759)
Weighted-average assumptions for benefit cost at beginning of year, Discount rate	4.01%	4.26%
Weighted-average assumptions for balance sheet liability at end of year, Expected long-term rate of return	5.83%	5.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.26%	3.93%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.75%	6.92%